Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts payable	$ 282,613	$ 186,814	$ 119,776
Interest expense			87,774
Accrued Bonuses	85,500	135,264
Severance payable	115,000
Payroll liabilities	901		7,839
Total Accounts Payable and Accrued Expenses	$ 484,014	$ 322,078	$ 215,389